Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2025
Insurance Contract Liabilities [Abstract]
Insurance Contract Liabilities
32.	Insurance Contract Assets and Liabilities
The movement for the years ended December 31, 2025 and 2024 is as follows:

	2025				2024
		Liabilities for incurred claims				Liabilities for incurred claims
In thousands of soles	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total
Balances as of January 1	1,745	8,108	245	10,098	31,039	8,560	254	39,853
Changes in the statement of profit or loss and OCI	—	—	—	—	—	—	—	—

Insurance revenue	(1,131,455)	—	—	(1,131,455)	(1,052,958)	—	—	(1,052,958)

Insurance service expenses
Incurred claims and other insurance service expenses	—	49,440	—	49,440	—	47,631	—	47,631
Amortization of insurance acquisition cash flows	148,660	—	—	148,660	129,973	—	—	129,973
Adjustments to liabilities for incurred claims	—	—	23	23	—	—	(7)	(7)

Total insurance service expenses	148,660	49,440	23	198,123	129,973	47,631	(7)	177,597

Total insurance service result	(982,795)	49,440	23	(933,332)	(922,985)	47,631	(7)	(875,361)

Effect of movements in exchange rates	(70)	34	—	(36)	(520)	(631)	(2)	(1,153)

Total changes in the statement of profit or loss and OCI	(982,865)	49,474	23	(933,368)	(923,505)	47,000	(9)	(876,514)

Cash flows
Premiums received	1,136,214	—	—	1,136,214	1,047,445	—	—	1,047,445
Claims and other insurance service expenses paid	—	(48,403)	—	(48,403)	—	(47,452)	—	(47,452)
Insurance acquisition cash flows	(167,872)	—	—	(167,872)	(153,234)	—	—	(153,234)

Total cash flows	968,342	(48,403)	—	919,939	894,211	(47,452)	—	846,759

Closing assets	(12,778)	—	—	(12,778)	—	—	—	—

Closing liabilities	—	9,179	268	9,447	1,745	8,108	245	10,098

Liability for Incurred Claims (LIC)
These provisions include the reserve for events incurred but not reported (IBNR), the claims pending settlement reserve and the risk adjustment for non-financial
risk to the consolidated financial statement date. As of December 31, 2025, 2024 and 2023, the reserves of the oncology healthcare plans and the general healthcare plan called “Auna Salud” were determined using a reserving model based on a mix of several methods. As of December 31, 2025, 2024 and 2023, the key assumptions of the oncologic healthcare plans and the general healthcare plan include the evolution of past claims, which are projected in the future.
Insurance expenses
The insurance expenses incurred by Oncosalud S.A.C. are presented in its separate financial statements for the years ended December 31, 2025, 2024 and 2023.
The insurance expenses incurred by Oncosalud S.A.C. are as follows:

	Cost of sales and services (i)
In thousands of soles	2025	2024	2023
Medicines	298,195	263,613	195,114
Room service for inpatients	35,243	36,196	116,171
Medical consultation fees	70,351	88,966	34,483
Auxiliary services and clinical laboratory	122,878	114,042	26,434
Surgery fees	22,666	25,165	66,341
Insurance contracts	4,775	5,604	3,279

	554,108	533,586	441,822

(i)
These expenses are included in the cost of sales and services in our consolidated statement of profit or loss and other comprehensive income after deducting the margin markup. For the years ended December 31, 2025, 2024 and 2023, the margin applied was calculated using the same basis as what we charge third parties for these services, and the overall average margin applied in each period was 28%, 24% and 17%, respectively.

Due to the vertical integration of the Group’s companies, these insurance expenses incurred by Oncosalud S.A.C. and the corresponding trade and other accounts payable are eliminated with the transactions performed with Oncocenter Perú S.A.C. and the Company’s healthcare services subsidiaries (see note 26.b.i.)